COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended
Dec. 31, 2013
North Sumrong Bangkok Thailand [Member]
Annual rent	$ 21,000
Bangkok Thailand [Member]
Annual rent	7,500
London United Kingdom [Member]
Annual rent	$ 300